General Information - Schedule of Stock Ownership in Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024
Almacenes Éxito Inversiones S.A.S. [Member]
Directly owned entities
Main activity	Incorporation of companies / Provision of telecommunications networks and services.
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Logística, Transporte y Servicios Asociados S.A.S. [Member]
Directly owned entities
Main activity	Provision of national and international cargo transportation services.
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Marketplace Internacional Éxito y Servicios S.A.S. [Member]
Directly owned entities
Main activity	Provision of platform access services / Electronic commerce.
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Depósitos y Soluciones Logísticas S.A.S. [Member]
Directly owned entities
Main activity	Storage of goods under customs control.
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Fideicomiso Lote Girardot [Member]
Directly owned entities
Main activity	Acquisition of ownership rights to the property in the name of the Company.
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Transacciones Energéticas S.A.S. E.S.P. [Member]
Directly owned entities
Main activity	Marketing of electrical energy.
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Éxito Industrias S.A.S. [Member]
Directly owned entities
Main activity	Activities with all kinds of textile goods / Operation of e-commerce platforms.
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	97.95%
Stock ownership in the direct parent
Total direct and indirect ownership	97.95%
Total Non-controlling interest	2.05%
Éxito Viajes y Turismo S.A.S. [Member]
Directly owned entities
Main activity	Exploitation of activities related to tourism.
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	51.00%
Stock ownership in the direct parent
Total direct and indirect ownership	51.00%
Total Non-controlling interest	49.00%
Gestión Logística S.A. [Member]
Directly owned entities
Main activity	Provision of general services, as well as purchase and sale of furniture and real estate.
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Panama
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Patrimonio Autónomo Viva Malls [Member]
Directly owned entities
Main activity	Direct or indirect acquisition of property rights over galleries and shopping centers.
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	51.00%
Stock ownership in the direct parent
Total direct and indirect ownership	51.00%
Total Non-controlling interest	49.00%
Spice Investment Mercosur S.A. [Member]
Directly owned entities
Main activity	Making general investments.
Direct controlling entity	Almacenes Éxito S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Onper Investment 2015 S.L. [Member]
Directly owned entities
Main activity	Securities management and administration activities.
Direct controlling entity	Almacenes Éxito S.A.
Segment	Argentina
Country	Spain
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Patrimonio Autónomo Iwana [Member]
Directly owned entities
Main activity	Development of the operation of the Iwana Shopping Center.
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	51.00%
Stock ownership in the direct parent
Total direct and indirect ownership	51.00%
Total Non-controlling interest	49.00%
Patrimonio Autónomo Centro Comercial Viva Barranquilla [Member]
Directly owned entities
Main activity	Development and maintenance of the operation of the Viva Barranquilla Shopping Center.
Direct controlling entity	Patrimonio Autónomo Viva Malls
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	90.00%
Stock ownership in the direct parent	51.00%
Total direct and indirect ownership	45.90%
Total Non-controlling interest	54.10%
Patrimonio Autónomo Viva Laureles [Member]
Directly owned entities
Main activity	Development of the operation of the Viva Laureles Shopping Center.
Direct controlling entity	Patrimonio Autónomo Viva Malls
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	80.00%
Stock ownership in the direct parent	51.00%
Total direct and indirect ownership	40.80%
Total Non-controlling interest	59.20%
Patrimonio Autónomo Viva Sincelejo [Member]
Directly owned entities
Main activity	Development of the operation of the Viva Sincelejo Shopping Center.
Direct controlling entity	Patrimonio Autónomo Viva Malls
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	51.00%
Stock ownership in the direct parent	51.00%
Total direct and indirect ownership	26.01%
Total Non-controlling interest	73.99%
Patrimonio Autónomo Viva Villavicencio [Member]
Directly owned entities
Main activity	Development of the operation of the Viva Villavicencio Shopping Center.
Direct controlling entity	Patrimonio Autónomo Viva Malls
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	51.00%
Stock ownership in the direct parent	51.00%
Total direct and indirect ownership	26.01%
Total Non-controlling interest	73.99%
Patrimonio Autónomo San Pedro Etapa I [Member]
Directly owned entities
Main activity	Development of the operation of the San Pedro Plaza Shopping Center.
Direct controlling entity	Patrimonio Autónomo Viva Malls
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	51.00%
Stock ownership in the direct parent	51.00%
Total direct and indirect ownership	26.01%
Total Non-controlling interest	73.99%
Patrimonio Autónomo Centro Comercial [Member]
Directly owned entities
Main activity	Development of the operation of the San Pedro Shopping Center Stage II.
Direct controlling entity	Patrimonio Autónomo Viva Malls
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	51.00%
Stock ownership in the direct parent	51.00%
Total direct and indirect ownership	26.01%
Total Non-controlling interest	73.99%
Patrimonio Autónomo Viva Palmas [Member]
Directly owned entities
Main activity	Development, hosting and maintaining the operation of the Viva Palmas Shopping Center.
Direct controlling entity	Patrimonio Autónomo Viva Malls
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2024	51.00%
Stock ownership in the direct parent	51.00%
Total direct and indirect ownership	26.01%
Total Non-controlling interest	73.99%
Geant Inversiones S.A. [Member]
Directly owned entities
Main activity	Investment holding company.
Direct controlling entity	Spice Investment Mercosur S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Larenco S.A. [Member]
Directly owned entities
Main activity	Investment holding company.
Direct controlling entity	Spice Investment Mercosur S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Lanin S.A. [Member]
Directly owned entities
Main activity	Investment holding company.
Direct controlling entity	Spice Investment Mercosur S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Grupo Disco Uruguay S.A. [Member]
Directly owned entities
Main activity	Investment holding company.	[1]
Direct controlling entity	Spice Investment Mercosur S.A.	[1]
Segment	Uruguay	[1]
Country	Uruguay	[1]
Stock ownership of direct controlling entity 2024	76.65%	[1]
Stock ownership in the direct parent	100.00%	[1]
Total direct and indirect ownership	76.65%	[1]
Total Non-controlling interest	23.35%	[1]
Devoto Hermanos S.A. [Member]
Directly owned entities
Main activity	Retail marketing through supermarket chains.
Direct controlling entity	Lanin S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Mercados Devoto S.A. [Member]
Directly owned entities
Main activity	Retail marketing through supermarket chains.
Direct controlling entity	Lanin S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Costa y Costa S.A. [Member]
Directly owned entities
Main activity	Self-service supermarket.	[2]
Direct controlling entity	Lanin S.A.	[2]
Segment	Uruguay	[2]
Country	Uruguay	[2]
Stock ownership of direct controlling entity 2024	100.00%	[2]
Stock ownership in the direct parent	100.00%	[2]
Total direct and indirect ownership	100.00%	[2]
Total Non-controlling interest	0.00%	[2]
Modasian S.R.L. [Member]
Directly owned entities
Main activity	Self-service supermarket.	[2]
Direct controlling entity	Lanin S.A.	[2]
Segment	Uruguay	[2]
Country	Uruguay	[2]
Stock ownership of direct controlling entity 2024	100.00%	[2]
Stock ownership in the direct parent	100.00%	[2]
Total direct and indirect ownership	100.00%	[2]
Total Non-controlling interest	0.00%	[2]
Five Hermanos Ltda. [Member]
Directly owned entities
Main activity	Self-service food products.
Direct controlling entity	Mercados Devoto S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Sumelar S.A. [Member]
Directly owned entities
Main activity	Self-service food products.
Direct controlling entity	Mercados Devoto S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Tipsel S.A. [Member]
Directly owned entities
Main activity	Self-service food products.
Direct controlling entity	Mercados Devoto S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Tedocan S.A. [Member]
Directly owned entities
Main activity	Self-service food products.
Direct controlling entity	Mercados Devoto S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Ardal S.A. [Member]
Directly owned entities
Main activity	Self-service of various products.
Direct controlling entity	Mercados Devoto S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Hipervital S.A.S. [Member]
Directly owned entities
Main activity	Self-service supermarket.	[2]
Direct controlling entity	Devoto Hermanos S.A.	[2]
Segment	Uruguay	[2]
Country	Uruguay	[2]
Stock ownership of direct controlling entity 2024	100.00%	[2]
Stock ownership in the direct parent	100.00%	[2]
Total direct and indirect ownership	100.00%	[2]
Total Non-controlling interest	0.00%	[2]
Lublo [Member]
Directly owned entities
Main activity	Self-service supermarket.
Direct controlling entity	Devoto Hermanos S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Supermercados Disco del Uruguay S.A. [Member]
Directly owned entities
Main activity	Retail marketing
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	76.65%
Total direct and indirect ownership	76.65%
Total Non-controlling interest	23.35%
Ameluz S.A. [Member]
Directly owned entities
Main activity	Self-service supermarket.
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	76.65%
Total direct and indirect ownership	76.65%
Total Non-controlling interest	23.35%
Fandale S.A. [Member]
Directly owned entities
Main activity	Investment holding company.
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	76.65%
Total direct and indirect ownership	76.65%
Total Non-controlling interest	23.35%
Odaler S.A. [Member]
Directly owned entities
Main activity	Self-service supermarket.
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	76.65%
Total direct and indirect ownership	76.65%
Total Non-controlling interest	23.35%
La Cabaña S.R.L. [Member]
Directly owned entities
Main activity	Self-service supermarket.
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	76.65%
Total direct and indirect ownership	76.65%
Total Non-controlling interest	23.35%
Ludi S.A. [Member]
Directly owned entities
Main activity	Self-service supermarket.
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	76.65%
Total direct and indirect ownership	76.65%
Total Non-controlling interest	23.35%
Hiper Ahorro S.R.L. [Member]
Directly owned entities
Main activity	Self-service supermarket.
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	76.65%
Total direct and indirect ownership	69.15%
Total Non-controlling interest	23.35%
Maostar S.A. [Member]
Directly owned entities
Main activity	Self-service supermarket.
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	50.01%
Stock ownership in the direct parent	76.65%
Total direct and indirect ownership	38.33%
Total Non-controlling interest	61.67%
Semin S.A. [Member]
Directly owned entities
Main activity	Self-service supermarket.
Direct controlling entity	Supermercados Disco del Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	76.65%
Total direct and indirect ownership	76.65%
Total Non-controlling interest	23.35%
Randicor S.A. [Member]
Directly owned entities
Main activity	Self-service supermarket.
Direct controlling entity	Supermercados Disco del Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	76.65%
Total direct and indirect ownership	76.65%
Total Non-controlling interest	23.35%
Ciudad del Ferrol S.C. [Member]
Directly owned entities
Main activity	Self-service supermarket.
Direct controlling entity	Supermercados Disco del Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	98.00%
Stock ownership in the direct parent	76.65%
Total direct and indirect ownership	75.12%
Total Non-controlling interest	24.88%
Setara S.A. [Member]
Directly owned entities
Main activity	Self-service supermarket.
Direct controlling entity	Odaler S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	76.65%
Total direct and indirect ownership	76.65%
Total Non-controlling interest	23.35%
Mablicor S.A. [Member]
Directly owned entities
Main activity	Self-service supermarket.
Direct controlling entity	Fandale S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2024	51.00%
Stock ownership in the direct parent	76.65%
Total direct and indirect ownership	39.09%
Total Non-controlling interest	60.91%
Vía Artika S. A. [Member]
Directly owned entities
Main activity	Investment holding company.
Direct controlling entity	Onper Investment 2015 S.L.
Segment	Argentina
Country	Uruguay
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Gelase S. A. [Member]
Directly owned entities
Main activity	Investment holding company.
Direct controlling entity	Onper Investment 2015 S.L.
Segment	Argentina
Country	Belgium
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Libertad S.A. [Member]
Directly owned entities
Main activity	Operation of supermarket and wholesale warehouses.
Direct controlling entity	Onper Investment 2015 S.L.
Segment	Argentina
Country	Argentina
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%
Spice España de Valores Americanos S.L. [Member]
Directly owned entities
Main activity	Investment holding company.
Direct controlling entity	Vía Artika S.A.
Segment	Argentina
Country	Spain
Stock ownership of direct controlling entity 2024	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non-controlling interest	0.00%

[1]	At August and September, 2024, was acquired additional 7.5% of the subsidiaries equity. At December, 2023 stock ownership of direct controlling was 69.15%.
[2]	Acquired 100.00% on August 15, 2023 (Hipervital S.A.S.) and September 01, 2023 (Modasian S.R.L y Costa y Costa S.A. (Note 17.1).